FINANCIAL INSTRUMENTS - Fair Value (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 31,942,458	$ 21,089,997
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	28,078,556	17,132,629
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,363,902	$ 3,957,368
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 500,000